Schedule of Weighted Average Fair Values and Assumptions Used (Detail) (Employee Stock Option, USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 19.78	$ 14.95
Assumptions:
Expected volatility	30.00%	33.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.41%	1.54%
Expected life	5 years	5 years